                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                        COUPON     DEMAND
THOUSANDS                                                                                        RATE+       DATE*        VALUE
---------                                                                                      ---------   --------   ------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (74.1%)
            ALABAMA
$  19,600   Infirmary Health System Special Care Facilities Financing Authority of Mobile,
               Ser 2006 B                                                                         2.25%    04/07/08   $ 19,600,000
  289,230   Southeast Alabama Gas District, Supply Ser 2007 A                                     1.18     04/01/08    289,230,000
            ALASKA
            Alaska Housing Finance Corporation,
   65,400      Home Mortgage Ser 2007 A                                                           2.06     04/07/08     65,400,000
   30,000      Home Mortgage Ser 2007 D                                                           1.95     04/07/08     30,000,000
   34,200   Alaska Industrial Development & Export Authority, Revolving Fund Ser 2007 A
               (AMBAC Insd)                                                                       4.00     04/01/08     34,200,000
   42,900   Valdez, AK, Marine Terminal Exxon Pipeline Co Ser 1985                                3.40     04/01/08     42,900,000
            CALIFORNIA
            California Municipal Finance Authority, Multifamily Hunters Pointe Apartments
    7,135      Ser 2006 PUTTERs Ser 2410                                                          2.39     04/07/08      7,135,000
    3,960   California, Ser 2007 PUTTERs Ser 2571 (FSA Insd)                                      2.29     04/07/08      3,960,000
   20,000   East Bay Municipal Utility District, CA, Water System Sub Refg Ser 2008 A-2 & A-3     1.75     04/07/08     20,000,000
   88,450   Orlando Utilities Commission, FL, Water & Electric Ser 2002 A                         2.15     04/07/08     88,450,000
   17,200   San Bernardino County, CA, Medical Center Financing Ser 1998 COPs (MBIA Insd)         4.00     04/07/08     17,200,000
            San Diego County Regional Transportation Commission, Sales Tax
   17,750      2008 Ser A                                                                         1.80     04/07/08     17,750,000
   20,450      2008 Ser B                                                                         1.80     04/07/08     20,450,000
   14,000      2008 Ser C                                                                         1.80     04/07/08     14,000,000
   18,500      2008 Ser D                                                                         1.80     04/07/08     18,500,000
            COLORADO
   12,000   Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005                  2.23     04/07/08     12,000,000
    6,255   Colorado Educational & Cultural Facilities Authority, Oklahoma's Public Radio
               Ser 2005 A                                                                         2.23     04/07/08      6,255,000
   38,700   Colorado Health Facilities Authority, Catholic Health Initiatives Ser 2004 B-4        2.23     04/07/08     38,700,000
   38,500   Colorado Springs, Utilities System Sub Lien Ser 2007 A                                2.05     04/07/08     38,500,000
   13,155   Midcities Metropolitan District No 1, STARS BNP Ser 2004-110                          2.24     04/07/08     13,155,000
   14,010   Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004                    2.31     04/07/08     14,010,000
            DELAWARE
    8,595   New Castle County, University Courtyard Apartments Ser 2005                           2.31     04/07/08      8,595,000
   13,010   University of Delaware, Ser 1998                                                      2.05     04/07/08     13,010,000
            DISTRICT OF COLUMBIA
   15,000   District of Columbia, DC, Washington Drama Society Ser 2008                           2.20     04/07/08     15,000,000
    1,400   District of Columbia, Public Welfare Foundation Ser 2000                              2.09     04/07/08      1,400,000

            FLORIDA
   24,500   Collier County Health Facilities Authority, The Moorings Inc Ser 2005                 2.08     04/07/08     24,500,000
    7,500   Dade County Industrial Development Authority, FL, Dolphins Stadium Ser 1985 C         1.94     04/07/08      7,500,000
   17,540   Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514 & Ser 2539                    2.29     04/07/08     17,540,000
   19,000   Gainesville, Utilities System 2007 Ser A                                              2.00     04/07/08     19,000,000
   46,575   Highlands County Health Facilities Authority, Adventist Health System/Sunbelt
               Obligated Group Ser 2007 A-1                                                       2.09     04/07/08     46,575,000
   12,700   JEA, Electric System Ser Three 2007 A & B (CIFG Insd)                                 1.95     04/07/08     12,700,000
    7,845   JEA, FL, Electric System Sub Ser 2008 D                                               1.50     04/07/08      7,845,000
   60,850   Miami-Dade County, Water & Sewer System Ser 2005 (FSA Insd)                           2.21     04/07/08     60,850,000
   44,560   Port St Lucie, Municipal Complex Ser 2007 COPs (MBIA Insd)                            7.00     04/07/08     44,560,000
            GEORGIA
   47,615   Atlanta, GA, Sub Lien Tax Allocation Atlantic Station Ser 2006                        2.10     04/07/08     47,615,000
   12,400   Austin Trust, GA, Metropolitan Atlanta Rapid Transit Authority
               Ser 2007 B Custody Receipts Ser 2008-1061 (FSA Insd)                               2.36     04/07/08     12,400,000
    9,920   Burke County Development Authority, GA, Georgia Power Co First Ser 1997               1.30     04/01/08      9,920,000
   16,610   DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005                      2.09     04/07/08     16,610,000
            DeKalb Private Hospital Authority,
   23,400      Children's Healthcare of Atlanta Ser 2008                                          2.07     04/07/08     23,400,000
   16,550      Egleston Children's Health Care System Ser 1994 B                                  2.08     04/07/08     16,550,000
      800   Enhanced Return Puttable Floating Option Tax-Exempt
               Main Street Gas Ser 2006 P-FLOATs Ser EC-1029                                      3.30     04/07/08        800,000
   11,000   Floyd County Development Authority, Berry College Ser 2006                            2.09     04/07/08     11,000,000
   14,965   Fulton County Development Authority, GA, Children's Healthcare of Atlanta
               Ser 2008                                                                           2.08     04/07/08     14,965,000
   36,500   Georgia Municipal Electric Authority, General Sub Ser 1985 C                          1.95     04/07/08     36,500,000
    5,715   Georgia, Ser 2006 B PUTTERs Ser 2592                                                  2.37     04/07/08      5,715,000
   71,835   Gwinnett County Hospital Authority, Gwinnett Hospital System
               Ser 2007 B & D (FSA Insd)                                                          2.05     04/07/08     71,835,000
            Hall County & Gainesville Hospital Authority,
   94,800      Northeast Georgia Health System Inc Ser 2007 G (AGC Insd)                          2.07     04/07/08     94,800,000
   50,160   Private Colleges & Universities Authority, Emory University
               2000 Ser B & 2005 Ser B-2                                                       1.95-2.04   04/07/08     50,160,000
            HAWAII
   13,565   Hawaii, ROCs II-R Ser 6012 (MBIA Insd)                                                2.29     04/07/08     13,565,000
            ILLINOIS
   10,125   Austin Trust, IL, Hoffman Estates Ser 2008 Custody Receipts Ser 2008-1063             2.36     04/07/08     10,125,000
   14,800   Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
               Metrolink Cross County Extension Ser 2002 A (FSA Insd)                             2.25     04/07/08     14,800,000
            Chicago,
    6,610      Chicago O'Hare International Airport Ser 2008 B PUTTERs Ser 2500 & Ser 2504
                  (FSA Insd)                                                                      2.29     04/07/08      6,610,000
    6,670      Chicago Park District                                                              4.04     04/07/08      6,670,000
   25,000      Refg Ser 2003 B (FSA Insd)                                                         2.17     04/07/08     25,000,000
   79,940      Refg Ser 2005 D (FSA Insd)                                                         2.21     04/07/08     79,940,000
   19,000      Refg Ser 2007 F (MBIA Insd)                                                        2.50     04/07/08     19,000,000
  164,000   Cook County, Ser 2002 B                                                               1.38     04/07/08    164,000,000
   15,000   Crestwood, Trinity Christian College Association Ser 2007                             2.25     04/07/08     15,000,000
            Illinois Development Finance Authority,

   28,400      Evanston Northwestern Healthcare Corporation Ser 2001 A                            2.15     04/07/08     28,400,000
    6,330      Jewish Federation of Metropolitan Chicago Ser 1999 (AMBAC Insd)                    5.00     04/07/08      6,330,000
   12,900      Museum of Contemporary Art Ser 1994                                                2.15     04/07/08     12,900,000
   38,300      Presbyterian Home Lake Forest Place Ser 1996 (FSA Insd)                            2.17     04/07/08     38,300,000
    2,600      Young Men's Christian Association of Metropolitan Chicago Ser 2001                 2.20     04/07/08      2,600,000
            Illinois Finance Authority,
   18,000      Central DuPage Health Ser 2004 A                                                   1.15     04/01/08     18,000,000
   13,200      Dominican University Ser 2006                                                      3.45     04/07/08     13,200,000
   39,500      Edward Hospital Obligated Group Ser 2007 B-1 (AMBAC Insd)                          3.50     04/07/08     39,500,000
   10,000      Elmhurst Memorial Healthcare Municipal CRVS Ser 2006-2001                          2.27     04/07/08     10,000,000
   59,350      Loyola University Health System Ser 2006 C                                         2.05     04/07/08     59,350,000
   21,155      Resurrection Health Care System Ser 2005 C                                         2.07     04/07/08     21,155,000
      400      Three Crowns Park Ser 2006 C                                                       2.07     04/07/08        400,000
   40,000   Illinois Health Facilities Authority, Northwestern Memorial Hospital Ser 1995         2.15     04/07/08     40,000,000
            Illinois Toll Highway Authority, Toll Highway Senior Priority
   26,000      Ser 2007 A-1                                                                       2.15     04/07/08     26,000,000
   30,000      Ser 2008 A-2 (FSA Insd)                                                            2.10     04/07/08     30,000,000
   11,595   Kane, Cook & DuPage Counties, School District #U-46  PUTTERs Ser 426 (AMBAC
               Insd)                                                                              4.00     04/07/08     11,595,000
   13,050   Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989            2.25     04/07/08     13,050,000
   33,395   Regional Transportation Authority, Refg Ser 2005 B                                    2.00     04/07/08     33,395,000
            INDIANA
            Indiana Finance Authority, Lease Appropriation Stadium
   17,500      Ser 2005 A-3                                                                       2.00     04/07/08     17,500,000
   18,000      Ser 2005 A-4                                                                       2.00     04/07/08     18,000,000
   20,000      Ser 2005 A-5                                                                       2.00     04/07/08     20,000,000
   11,700      Ser 2007 A-2                                                                       2.00     04/07/08     11,700,000
   10,800      Ser 2007 A-3                                                                       2.00     04/07/08     10,800,000
            Indiana Health Facility Financing Authority,
   48,900      Ascension Health Ser 2001 A                                                        1.95     04/07/08     48,900,000
   11,765      Deaconess Hospital Ser 2004 B                                                      2.25     04/07/08     11,765,000
    2,470   Indiana University Trustees, Ser 2008 A PUTTERs Ser 2494                              2.29     04/07/08      2,470,000
    5,500   Indianapolis Local Public Improvement Bond Bank, IN, Ser 2002 F-2 (MBIA Insd)         3.00     04/07/08      5,500,000
    5,785   Noblesville Multi-School Building Corporation, IN, Ser 2005 ROCs II-R Ser 7514
               (FGIC Insd)                                                                        4.04     04/07/08      5,785,000
   28,600   Richmond Hospital Authority, Reid Hospital Ser 2005 A (FSA Insd)                      2.05     04/07/08     28,600,000
            St Joseph County, University of Notre Dame du Lac
   72,200      Ser 2005 & Ser 2007                                                                1.50     04/07/08     72,200,000
            IOWA
    9,350   Iowa Finance Authority, Northcrest Inc Ser 2006                                       2.07     04/07/08      9,350,000
            KANSAS
            Kansas Department of Transportation, Highway
   22,100      Ser 2004 C-3                                                                       2.04     04/07/08     22,100,000
   10,180      Ser 2004 C-1                                                                       1.69     04/07/08     10,180,000
   21,575      Ser C-3                                                                            2.15     04/07/08     21,575,000
            KENTUCKY
   10,800   Georgetown, Industrial Building Refg Georgetown College Ser 2006                      2.25     04/07/08     10,800,000
   21,190   Henderson County, Community United Methodist Hospital Inc Ser 2003 B                  2.25     04/07/08     21,190,000
            Kentucky Public Energy Authority Inc,
   27,200      Gas Supply Senior Ser 2007 A-1                                                     1.80     04/07/08     27,200,000

  121,535      Gas Supply Senior Ser 2007 A-2                                                     1.80     04/07/08    121,535,000
  171,980      Gas Supply  Ser 2006 A                                                             1.18     04/01/08    171,980,000
   19,250   Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC Insd)                        2.26     04/07/08     19,250,000
   10,275   Williamsburg, Cumberland College Ser 2002                                             2.25     04/07/08     10,275,000
            LOUISIANA
   50,000   Ascension Parish Industrial Development Board, IMTT-Geismar Ser 2007                  2.09     04/07/08     50,000,000
   11,187   Louisiana Municipal Natural Gas Purchasing & Distribution Authority,
               Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q                                        3.75     04/07/08     11,187,000
            Louisiana Public Facilities Authority,
   50,000      CHRISTUS Health Ser 2005 C Subser C-2 (AMBAC Insd)                                 2.20     04/07/08     50,000,000
            MAINE
   18,600   Maine Health & Higher Educational Facilities Authority, Bowdoin College Ser
               2008                                                                               2.18     04/07/08     18,600,000
            MARYLAND
    9,500   Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser
               2008 A                                                                             1.95     04/07/08      9,500,000
    9,100   Maryland Health & Higher Educational Facilities Authority,
               Catholic Health Initiatives Ser 1997 B                                             2.15     04/07/08      9,100,000
            MASSACHUSETTS
   30,500   Massachusetts, Refg 1998 Ser A                                                        2.05     04/07/08     30,500,000
  250,030   Massachusetts, Ser 2005 A                                                             2.07     04/07/08    250,030,000
   95,015   University of Massachusetts Building Authority, Ser 2006-1 (AMBAC Insd)               4.00     04/07/08     95,015,000
            MICHIGAN
    3,100   Detroit, MI, Sewage Disposal System Senior Lien Ser 2003 B (FSA Insd)                 1.35     04/01/08      3,100,000
   20,500   Kent Hospital Finance Authority, MI, Metropolitan Hospital Ser 2005 B                 2.15     04/07/08     20,500,000
            Michigan Hospital Finance Authority,
   96,300      Ascension Health Ser 1999 B-2 & 1999 B-4                                           1.95     04/07/08     96,300,000
   83,560      Henry Ford Health System Ser 2006 B & C                                            2.07     04/07/08     83,560,000
   95,000   Michigan Housing Development Authority, Single-Family Mortgage
               Ser 2007 E & F (AMT)                                                               2.28     04/07/08     95,000,000
    6,000   Michigan Strategic Fund, The Van Andel Research Institute Ser 2001                    2.25     04/07/08      6,000,000
   10,400   University of Michigan Regents, General Ser 2008 A                                    1.15     04/01/08     10,400,000
    6,000   University of Michigan Regents, General Ser 2008 B                                    1.95     04/07/08      6,000,000
            MINNESOTA
   45,785   Minneapolis, MN, Fairview Health Services Ser 2005 B (AMBAC Insd)                     6.00     04/07/08     45,785,000
   13,600   Minnesota Agricultural & Economic Development Board,
               Essentia Health Ser 2008 C-4A (AGC Insd)                                           1.30     04/01/08     13,600,000
    7,780   St Cloud, MN, CentraCare Health System Ser 2008 A (AGC Insd)                          2.29     04/07/08      7,780,000
    5,000   St Cloud, MN, CentraCare Health System Ser 2008 C (AGC Insd)                          2.20     04/07/08      5,000,000
            MISSISSIPPI
   75,000   Mississippi Development Bank, MGAM Natural Gas Supply 2005 Ser                        1.80     04/07/08     75,000,000
   17,575   Mississippi, Capital Improvement Ser 2003 E                                           2.29     04/07/08     17,575,000
   44,900   Perry County, Leaf River Forest Products Inc Ser 2002                                 2.15     04/07/08     44,900,000
            MISSOURI
  126,905   Kansas City Industrial Development Authority, Kansas City Downtown
               Redevelopment District Ser 2005 B & C (AMBAC Insd) & Ser 2006 A (AMBAC Insd)       2.90     04/07/08    126,905,000

    8,890   Missouri Health & Educational Facilities Authority, BJC Health System
               Ser 2003 PUTTERs Ser 2587                                                          2.29     04/07/08      8,890,000
            NEBRASKA
  160,733   American Public Energy Agency, Gas Agency 2005 Ser A                                  2.73     04/07/08    160,733,000
   34,800   American Public Energy Agency, National Public Gas Agency 2003 Ser A                  1.80     04/07/08     34,800,000
            NEVADA
    5,695   Clark County, NV, Bond Bank Ser 2006 ROCs II-R Ser 11245WF (AMBAC Insd)               2.26     04/07/08      5,695,000
            NEW HAMPSHIRE
    8,200   New Hampshire Health & Education Facilities Authority, LRG Healthcare Ser 2006 B      2.32     04/07/08      8,200,000
            NEW JERSEY
   20,340   New Jersey Economic Development Authority, School Facilities Construction
               Ser 2005 O ROCs II-R Ser 437                                                       2.23     04/07/08     20,340,000
            NEW YORK
   28,300   New York, Fiscal 2008 Sub Ser D-4                                                     2.16     04/07/08     28,300,000
   26,275   New York City, Fiscal 2006 Sub Ser I-4                                                2.02     04/07/08     26,275,000
   25,700   New York City Housing Development Corporation, NY, Beekman Tower Ser 2008 A           1.80     04/07/08     25,700,000
            New York City Industrial Development Agency,
   62,900      One Bryant Park LLC Ser 2004 A                                                     2.10     04/07/08     62,900,000
   25,100      One Bryant Park LLC Ser 2004 B                                                     1.15     04/01/08     25,100,000
            New York City Municipal Water Finance Authority,
   33,300      Fiscal 2001 Sub-Ser F-2                                                            2.02     04/07/08     33,300,000
    9,200      Water & Sewer System Fiscal 2006 Ser A PUTTERs Ser 2593                            2.43     04/07/08      9,200,000
   15,000      Water & Sewer System Fiscal 2008 Ser B-1                                           1.80     04/07/08     15,000,000
    6,235   New York State Dormitory Authority, Mental Health Services Facilities
               Ser 2005 D-1 ROCs II-R Ser 6053 (FSA-CR FGIC Insd)                                 2.26     04/07/08      6,235,000
            Triborough Bridge & Tunnel Authority,
   36,685      Ser 2005 B                                                                         2.02     04/07/08     36,685,000
   56,560      Ser 2005 B-3                                                                       2.02     04/07/08     56,560,000
   84,925      Sub Ser 2000 CD (FSA Insd)                                                         1.97     04/07/08     84,925,000
   11,900   Ulster County Industrial Development Agency, Kingston Regional Senior
               Living Corp - Woodland Pond at New Paltz Ser 2007 C                                1.97     04/07/08     11,900,000
            NORTH CAROLINA
            Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System
   53,285      Ser 2007 B (AMBAC Insd)                                                            3.50     04/07/08     53,285,000
   51,625   Charlotte, Transit Phase II Ser 2005 F COPs                                           2.05     04/07/08     51,625,000
    5,450   Mecklenburg County, Ser 2004 COPs                                                     2.08     04/07/08      5,450,000
   13,500   Mecklenburg County, Ser 2008 A COPs                                                   2.78     04/07/08     13,500,000
   12,600   North Carolina Capital Facilities Agency, Capital Area YMCA Ser 2002                  2.12     04/07/08     12,600,000
            North Carolina Medical Care Commission,
   19,600      CaroMont Health Ser 2008 (AGC)                                                     1.83     04/07/08     19,600,000
  124,930      Duke University Health System Ser 2005 A & C                                       2.07     04/07/08    124,930,000
   32,200      Firsthealth of the Carolinas Ser 2002                                              2.08     04/07/08     32,200,000
   45,100   Raleigh, Downtown Improvement Ser 2005 B COPs                                         2.07     04/07/08     45,100,000
   40,000   Winston-Salem, Water & Sewer System Ser 2007 B                                        2.08     04/07/08     40,000,000
            OHIO

            Columbus, Sewer Ser 2008 PUTTERs
    4,000      Ser 2456 & Ser 2466                                                                2.29     04/07/08      4,000,000
   16,420   Hamilton County, OH, Sales Tax Ser 2006 A PUTTERs Ser 2555 (FSA Insd)                 2.29     04/07/08     16,420,000
   35,000   Montgomery County, Catholic Health Initiatives Ser 2006 B-1 & B-2                     2.05     04/07/08     35,000,000
   52,800   Ohio, Common Schools Ser 2006 B                                                       1.95     04/07/08     52,800,000
   15,420   Portage County, Robinson Memorial Hospital Ser 2005                                   2.26     04/07/08     15,420,000
            OKLAHOMA
   16,000   Oklahoma Development Finance Authority, Inverness Village Ser 2007 A                  2.08     04/07/08     16,000,000
            OREGON
   36,500   Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003           2.07     04/07/08     36,500,000
    4,175   Oregon, Homeowner Ser 2005 A P-FLOATs MT-133                                          2.23     04/07/08      4,175,000
   56,005   Oregon Health Sciences University, OSHU Medical Group Ser 2004 A                      2.10     04/07/08     56,005,000
            PENNSYLVANIA
            Allegheny County Industrial Development Authority,
   10,700      Carnegie Museums of Pittsburgh Ser 2002                                            2.24     04/07/08     10,700,000
   72,100      UPMC Children's Hospital Ser 2004 A                                                2.07     04/07/08     72,100,000
   24,900   Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group
               Ser 2006                                                                           2.07     04/07/08     24,900,000
    3,500   Derry Township Industrial & Commercial Development Authority,
               Hotel Tax Arena Ser 2000 A                                                         2.14     04/07/08      3,500,000
  101,615   Emmaus General Authority, PA, Loan Program Ser 2000 A (FSA Insd)                      2.24     04/07/08    101,615,000
   20,660   Owen J Roberts School District, Ser 2004 (FSA Insd)                                   2.23     04/07/08     20,660,000
   15,000   Pennsylvania Higher Education Assistance Agency,
               Student Loan 2001 Ser A (AMBAC Insd) (AMT)                                         5.25     04/07/08     15,000,000
            Pennsylvania Turnpike Commission,
   29,900      2002 Ser A-2                                                                       2.05     04/07/08     29,900,000
    8,000      2002 Ser B                                                                         2.21     04/07/08      8,000,000
            Philadelphia,
   57,600      Gas Works Sixth Ser 1998 (FSA Insd)                                                2.07     04/07/08     57,600,000
  119,245      Water & Wastewater Ser 2003 (FSA Insd)                                             2.05     04/07/08    119,245,000
   60,000   Pittsburgh & Allegheny County Sports & Exhibition Authority,
               Commonwealth Lease Ser 2007 A (FSA Insd)                                           2.15     04/07/08     60,000,000
    9,000   Washington County Authority, Girard Estate Ser 1999                                   2.20     04/07/08      9,000,000
   21,685   York General Authority, Harrisburg School District Subser 1996 B (AMBAC Insd)         2.13     04/07/08     21,685,000
            RHODE ISLAND
   22,925   Rhode Island Health & Educational Building Corporation, Brown University Ser
               2001 B                                                                             1.85     04/07/08     22,925,000
            SOUTH CAROLINA
   37,500   Charleston Educational Excellence Finance Corporation, Charleston County
               School District Ser 2005 ROCs II-R Ser 471                                         2.36     04/07/08     37,500,000
   10,700   South Carolina Educational Facilities Authority, Charleston Southern
               University Ser 2003                                                                2.24     04/07/08     10,700,000
    3,100   South Carolina Jobs - Economic Development Authority, Oconee Memorial
               Hospital Ser 2006 B (Radian Insd)                                                  2.24     04/07/08      3,100,000
            TENNESSEE
    9,200   Chattanooga Health Educational & Housing Facility Board, The Baylor School
               Ser 2004                                                                           2.09     04/07/08      9,200,000

   48,600   Clarksville Public Building Authority, Pooled Financing Ser 2008                      1.15     04/01/08     48,600,000
   28,900   Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital
               Ser 2004                                                                           2.09     04/07/08     28,900,000

   59,400   Jackson City, Jackson-Madison County General Hospital Ser 2006 B (AMBAC Insd)         3.75     04/07/08      59,400,000
    9,000   Jackson Health Educational & Housing Facility Board, Union University Ser 2005        2.09     04/07/08       9,000,000
   17,945   Memphis Health Educational & Housing Facility Board, Watergrove Apartments Ser
               2004                                                                               2.10     04/07/08      17,945,000
            Metropolitan Government of Nashville & Davidson County Health & Educational
               Facilities Board,
    4,400      Ensworth School Ser 2002                                                           2.09     04/07/08       4,400,000
    7,135      Mary Queen of Angels Inc Ser 2000                                                  2.09     04/07/08       7,135,000
            Montgomery County Public Building Authority,
   10,000      Pooled Financing Ser 1997                                                          2.10     04/07/08      10,000,000
   22,215      Pooled Financing Ser 1999                                                          2.10     04/07/08      22,215,000
   30,000      Pooled Financing Ser 2004                                                          2.10     04/01/08      30,000,000
   17,355   Shelby County, 2008 Ser A                                                             2.15     04/07/08      17,355,000
            Tennergy Corporation,
   25,420      Gas Ser 2006 A PUTTERs Ser 1258Q                                                   2.29     04/07/08      25,420,000
   49,085      Gas Ser 2006 B PUTTERs Ser 1260B                                                   2.29     04/07/08      49,085,000
   30,000   Tennessee Energy Acquisition Corporation, Gas Ser 2006 A Floaters Ser 2006-47TP       2.32     04/07/08      30,000,000
            TEXAS
   58,280   Brazos River Authority, TXU Electric Co Ser 2001 D-1 & D-2 (AMT)                      2.30     04/07/08      58,280,000
    8,525   El Paso Independent School District, Series 2004 A ROCs II-R Series 2129              2.24     04/07/08       8,525,000
            Harris County Flood Control District,
   14,200      Contract Tax Ser 2008 B                                                            2.25     04/07/08      14,200,000
    1,320      Ser 2007 PUTTERs Ser 2542                                                          2.29     04/07/08       1,320,000
            Harris County Health Facilities Development Corporation,
   73,495      Baylor College of Medicine Ser 2005 A (AMBAC Insd)                                 3.39     04/07/08      73,495,000
   65,000      CHRISTUS Health Ser 2005 Subser A-1 (AMBAC Insd)                                   3.50     04/07/08      65,000,000
   20,000      Memorial Hermann Healthcare System Ser 2008 A (FSA Insd)                           2.05     04/07/08      20,000,000
   44,000      Methodist Hospital System Ser 2006 A                                               2.07     04/07/08      44,000,000
  100,000      St Luke's Episcopal Hospital Ser 2001 B                                            1.30     04/01/08     100,000,000
   15,200   Harris County Industrial Development Corporation, Baytank Inc Ser 1998                2.15     04/07/08      15,200,000
    5,130   Houston, Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA Insd)               2.29     04/07/08       5,130,000
    4,600   Houston, TX, Combined Utility System Ser 2005 PUTTERs Ser 2502 (FSA Insd)             2.29     04/07/08       4,600,000
   24,000   Lower Neches Valley Authority, Chevron USA Inc Ser 1987                               2.29     08/15/08      24,000,000
    3,100   San Antonio, Water System Sub Lien Ser 2003 B (MBIA Insd)                             2.29     04/07/08       3,100,000
   69,500   Tarrant County Cultural Education Facilities Corporation,
              CHRISTUS Health Ser 2007 B (MBIA Insd)                                              2.75     04/07/08      69,500,000
   44,000   Texas Municipal Gas Acquisition & Supply Corp II,
               Ser 2007 B ROCs II-R Ser 10014                                                     2.31     04/07/08      44,000,000
            Texas Transportation Commission, Mobility Fund
    1,525      Ser 2005-A PUTTERs Ser 2491                                                        2.29     04/07/08       1,525,000
    4,200      Ser 2007-A PUTTERs Ser 2492                                                        2.29     04/07/08       4,200,000
   11,200      Ser 2008-A PUTTERs Ser 2615                                                        2.29     04/07/08      11,200,000
    2,200      Ser 2008-A PUTTERs Ser 2481                                                        2.29     04/07/08       2,200,000
    1,800      Ser 2008-A PUTTERs Ser 2490                                                        2.29     04/07/08       1,800,000
   40,000   Travis County Health Facilities Development Corporation, TX, Longhorn Village
               Ser 2008 B                                                                         2.18     04/07/08      40,000,000
   20,900   University of Texas Regents, Financing System Ser 2008 B                              1.40     04/07/08      20,900,000
            UTAH
   15,000   Central Utah Water Conservancy District, Ser 1998 E (AMBAC Insd)                      6.38     04/07/08      15,000,000
   45,850   Murray City, IHC Health Services Inc Ser 2005 D                                       2.10     04/07/08      45,850,000
            VERMONT

   16,455   Vermont Economic Development Authority, Wake Robin Corporation Ser 2006 B             2.25     04/07/08      16,455,000
   11,000   Vermont Housing Finance Agency, West Block University of Vermont Apartments
               Ser 2004 A                                                                         1.11     04/07/08      11,000,000
            VIRGINIA
   17,100   Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A                  3.44     04/07/08      17,100,000
   41,100   Loudoun County Industrial Development Authority, Howard Hughes Medical                2.09
               Institute Ser 2003 F                                                               1.95     04/07/08      41,100,000
            WASHINGTON
    3,300   Central Puget Sound Regional Transportation Authority,
               Sales & Use Tax Ser 2007 A PUTTERs Ser 2482 (FSA Insd)                             2.29     04/07/08       3,300,000
    9,675   Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse
               Ser 2006-0002 (MBIA Insd)                                                          3.82     04/07/08       9,675,000
    4,125   Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA Insd)               2.29     04/07/08       4,125,000
   52,000   Washington Health Care Facilities Authority, Swedish Health Services Ser 2006         2.18     04/07/08      52,000,000
    8,000   Washington Higher Education Facilities Authority, Seattle University Ser 2008 A       2.30     04/07/08       8,000,000
  132,000   Washington State Housing Commission, Mirabella Ser 2006 A                             1.40     04/07/08     132,000,000
    1,200   Washington State, Ser 2008 C PUTTERs Ser 2480                                         2.29     04/07/08       1,200,000
            WISCONSIN
    6,185   Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165 (MBIA Insd)                      3.82     04/07/08       6,185,000
   28,300   Wisconsin Health & Educational Facilities Authority,
               Indian Community School of Milwaukee Ser 2007                                      2.20     04/07/08      28,300,000
                                                                                                                      -------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Cost $7,457,215,000)                                7,457,215,000
                                                                                                                      -------------
            U.S. GOVERNMENT AGENCY - DISCOUNT NOTES (7.5%)
  712,500   Federal Home Loan Banks                                                               1.50     04/01/08     712,500,000
   37,600   Federal Home Loan Banks                                                               1.70     04/04/08      37,594,673
                                                                                                                      -------------
            TOTAL U.S. GOVERNMENT AGENCY - DISCOUNT NOTES (Cost $750,094,673)                                           750,094,673
                                                                                                                      -------------

                                                                                                           YIELD TO
                                                                                                           MATURITY
                                                                                      COUPON   MATURITY   ON DATE OF
                                                                                       RATE      DATE      PURCHASE
                                                                                      ------   --------   ----------
            TAX-EXEMPT COMMERCIAL PAPER (5.8%)
            ARIZONA
   35,000   Salt River Project Agricultural Improvement & Power District, AZ, Ser B    3.48%   05/09/08      3.48%      35,000,000
            CALIFORNIA
   71,200   California, Ser 1996                                                       2.25    04/02/08      2.25       71,200,000
            ILLINOIS
   51,000   Chicago, IL, Water System 2004 Ser A                                       2.72    05/29/08      2.72       51,000,000
   24,000   Illinois Health Facilities Authority, Evanston Hospital Corp Ser1992       1.80    07/10/08      1.80       24,000,000
            KENTUCKY
            Kentucky Asset Liability Commission,
   10,000      General Fund Second Ser 2005 A-1                                        1.10    06/05/08      1.10       10,000,000

   12,000      General Fund Second Ser 2005 A-1                                        2.35    04/04/08      2.35       12,000,000
   12,500      Road Fund First Ser 2007 A                                              2.35    04/04/08      2.35       12,500,000
            MASSACHUSETTS
   50,000   Massachusetts, Ser F                                                       1.57    04/03/08      1.57       50,000,000
            MICHIGAN
   80,000   Michigan, Multi-Modal School Loan Ser 2005 C                               3.50    10/28/08      3.50       80,000,000
            TEXAS
   22,000   Austin, TX, Combined Utility Systems Ser 2002A                             2.10    04/01/08      2.10       22,000,000
            Dallas Area Rapid Transit,
    7,500      Senior Sub Lien Ser 2001                                                2.85    05/19/08      2.85        7,500,000
   15,000      Senior Sub Lien Ser 2001                                                1.75    06/04/08      1.75       15,000,000
   30,100   Harris County, Notes Ser A-1                                               2.35    04/03/08      2.35       30,100,000
   35,000   Houston, TX, Series D                                                      3.10    04/03/08      3.10       35,000,000
   25,000   Lower Colorado River Authority,
               Ser A                                                                   3.10    04/03/08      3.10       25,000,000
   13,600   Transmission Service Corp Ser 2003                                         3.40    05/07/08      3.40       13,600,000
   19,000   San Antonio, Electric & Gas Ser 1995 A                                     3.25    05/20/08      3.25       19,000,000
   34,700   Texas Municipal Power Agency, Ser 2005 A                                   2.31    04/04/08      2.31       34,700,000
   10,000   University of Texas Regents, Permanent University Fund Notes Ser 2007 A    2.30    04/03/08      2.30       10,000,000
   24,000   University of Texas Regents, Permanent University Fund Ser A               2.30    06/04/08      2.30       24,000,000
            WISCONSIN
    6,000   Milwaukee, WI, 2008 Program Ser C2                                         0.95    08/08/08      0.95        6,000,000
                                                                                                                       -----------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Cost $587,600,000)                                                      587,600,000
                                                                                                                       -----------
            SHORT-TERM MUNICIPAL NOTES (4.7%)
            CALIFORNIA
   98,000   California, Ser 2007-2008 RANs, dtd 11/01/07                               4.00    06/30/08      3.37       98,149,065
   60,000   Los Angeles Unified School District, Ser 2007 A TRANs, dtd 12/11/07        4.00    12/29/08      3.18       60,358,275
            COLORADO
   65,000   Colorado, Education Loan Ser 2007 A TRANs, dtd 07/16/07                    4.25    08/05/08      3.74       65,087,623
            FLORIDA
   10,000   Miami-Dade County School District, FL, Ser 2008 A RANs                     3.50    05/29/08      3.74       10,024,370
            INDIANA
   19,000   Indiana Bond Bank, Midyear Funding Notes Ser 2007 A, dtd 06/26/07          4.50    05/20/08      3.75       19,018,450
            MASSACHUSETTS
   20,000   Pioneer Valley Transit Authority, Ser 2007 RANs, dtd 08/03/07              4.25    08/01/08      4.10       20,009,586
            MICHIGAN
   60,000   Michigan, Fiscal 2008 Ser A, dtd 12/20/07                                  4.00    09/30/08      2.93       60,311,507
            NEW YORK
   22,500   Greater Southern Tier Board of Cooperative Educational Services,
               Supervisory District Ser 2007 RANs, dtd 09/25/07                        4.25    06/30/08      3.66       22,531,790

            OREGON
   70,000   Oregon, Ser 2007 A TANs, dtd 08/16/07                                      4.50    06/30/08      3.63       70,145,157
            PENNSYLVANIA
   20,000   Temple University Funding Ser 2007, dtd 04/25/07                           4.25    04/24/08      3.62       20,007,637
            WASHINGTON
   30,000   King County, Ser 2007 BANs, dtd 11/01/07                                   4.25    10/30/08      3.42       30,139,780
                                                                                                                       -----------
            TOTAL SHORT-TERM MUNICIPAL NOTES (Cost $475,783,241)                                                       475,783,241
                                                                                                                       -----------

  NUMBER OF
SHARES (000)
------------
               Investment Company (a) (7.0%)
     707,000   Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class
                  (Cost $707,000,000)                                                                          707,000,000
                                                                                                           ---------------
               TOTAL INVESTMENTS (Cost $9,977,692,915) (b)                                          99.1%    9,977,692,915
               OTHER ASSETS IN EXCESS OF LIABILITIES                                                 0.1        91,731,841
                                                                                                   -----   ---------------
               NET ASSETS                                                                          100.0%  $10,069,424,756
                                                                                                   =====   ===============

----------
AMT Alternative Minimum Tax.

BANs Bond Anticipation Notes.

COPs Certificates of Participation.

CRVS Custodial Residual & Variable Securities.

Floater-TRs Floating Rate Trust Receipts.

I-PUTTERs Income Puttable Tax-Exempt Receipts

P-FLOATs Puttable Floating Option Tax-Exempt Receipts.

PUTTERs Puttable Tax-Exempt Receipts.

RANs Revenue Anticipation Notes.

ROCs Reset Option Certificates.

STARS Short-Term Adjustable Rate Securities.

TANs Tax Anticipation Notes.

TRANs Tax Revenue Anticipation Notes.

+    Rate shown is the rate in effect at March 31, 2008.

*    Date on which the principal amount can be recovered through demand.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

(b)  Cost is the same for federal income tax purposes.

Bond Insurance:

AGC Assured Guaranty Corporation.

AMBAC AMBAC Assurance Corporation.

CIFG CIFG Assurance North America Inc.

FGIC Financial Guaranty Insurance Company.

FSA Financial Security Assurance Inc.

MBIA Municipal Bond Investors Assurance Corporation.

Radian Radian Asset Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


                                        3